Note 13 - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 308	€ 196
Commercial mortgage-backed securities	[1]	17	16
Mortgage and other asset-backed securities	[1]	11	12
Corporate, sovereign and other debt securities	[1]	280	167
Equity securities	[1]	78	94
Derivatives [Abstract]
Credit	[1]	207	200
Equity	[1]	36	44
Interest related	[1]	798	633
Foreign exchange	[1]	56	47
Other	[1]	110	91
Loans [Abstract]
Loans	[1]	458	486
Other	[1]	0	0
Total	[1]	2,052	1,790
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	276	221
Commercial mortgage-backed securities	[1]	17	27
Mortgage and other asset-backed securities	[1]	11	19
Corporate, sovereign and other debt securities	[1]	248	176
Equity securities	[1]	77	93
Derivatives [Abstract]
Credit	[1]	105	101
Equity	[1]	33	38
Interest related	[1]	337	368
Foreign exchange	[1]	24	17
Other	[1]	105	86
Loans [Abstract]
Loans	[1]	387	355
Other	[1]	0	0
Total	[1]	€ 1,343	€ 1,278

[1]	[1] Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table